Accumulated Deficit During Development Stage	12 Months Ended
Jun. 30, 2024
Accumulated Deficit During Development Stage [Abstract]
ACCUMULATED DEFICIT DURING DEVELOPMENT STAGE

12. ACCUMULATED DEFICIT DURING DEVELOPMENT STAGE

	Years Ended June 30,
	2024	2023	2022
Balance at beginning of year	195,130,889	181,884,388	169,728,414
Net loss for the year	19,123,464	13,806,515	12,847,061
Reclassify expired options from reserves	-	(560,014)	(240,310)
Reclassify forfeited options from reserves	(93,222)	-	(450,777)

Balance at end of year	214,161,131	195,130,889	181,884,388